accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2023
accounts payable and accrued liabilities
accounts payable and accrued liabilities

23accounts payable and accrued liabilities

As at December 31 (millions)	2023	2022
Accrued liabilities	$1,342	$1,593
Payroll and other employee-related liabilities	674	656
Restricted share units liability	—	1
	2,016	2,250
Trade accounts payable [1]	996	1,382
Interest payable	235	206
Indirect taxes payable and other	144	114
	$3,391	$3,952

1

The composition of trade accounts payable varies due to factors that include suppliers’ invoice timing, data processing cycle timing and the seasonal nature of some of business activities, as well as whether the statement of financial position date is a business day. Trade accounts payable represent future payments for invoices received in respect of both operating and capital activities, and may include amounts for assessed and self-assessed government remittances.

Initiated in 2023, we have a supply chain financing program that allows suppliers of qualifying trade accounts payable to choose to be paid in advance of industry-standard payment terms by an arm’s-length third party; in turn, we reimburse the arm’s-length third party for those payments when the trade accounts payable would otherwise have been due.